Document and Entity Information	12 Months Ended
Aug. 26, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	AutoZone, Inc.
Entity Central Index Key	0000866787
Amendment Flag	false